Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data		Total	Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss)/income	Non-controlling interests	Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation
BEGINNING BALANCE at Jun. 30, 2008		$ 4,975.5	$ 54.9	$ 4,490.4	$ 521.8	$ (243.0)	$ 151.4	$ 9.6	$ 156.9	$ (409.5)
BEGINNING BALANCE (in shares) at Jun. 30, 2008			653,200,682
Net income		195.7			160.9		34.8
Share of equity investee's other comprehensive income movements		(0.3)				(0.3)		(0.3)
Dividends declared		(121.2)			(121.2)
Loss arising on dilution of shareholding in equity investee		(24.5)				(24.5)		(24.5)
Share-based compensation		33.7		33.7
Mark-to-market of listed investments		(122.4)				(122.4)			(122.4)
Shares issued on conversion of debt instrument to equity: Mvela (in shares)			50,000,000
Shares issued on conversion of debt instrument to equity: Mvela		414.9	2.7	412.2
Realized gain (loss) on disposal of listed investments		16.1				16.1			16.1
Impairment of listed investments		16.0				16.0			16.0
Exercise of employee share options (in shares)			1,549,167
Exercise of employee share options		8.0	0.1	7.9
Foreign exchange translation		14.9				19.2				19.2
Other comprehensive income (loss)	[1]	(100.2)				(95.9)	(4.3)
Rights issue to noncontrolling interests-Cerro Corona		97.6					97.6
ENDING BALANCE at Jun. 30, 2009		5,504.0	57.7	4,944.2	561.5	(338.9)	279.5	(15.2)	66.6	(390.3)
ENDING BALANCE (in shares) at Jun. 30, 2009			704,749,849
Net income		470.3			391.0		79.3
Share of equity investee's other comprehensive income movements		0.8				0.8		0.8
Dividends declared		(141.2)			(118.1)		(23.1)
Share-based compensation		53.9		53.9
Mark-to-market of listed investments		24.9				24.9			24.9
Realized gain (loss) on disposal of listed investments		(111.7)				(111.7)			(111.7)
Impairment of listed investments		8.1				8.1			8.1
Exercise of employee share options (in shares)			1,153,662
Exercise of employee share options		7.4	0.1	7.3
Foreign exchange translation		337.5				320.3				320.3
Purchase of noncontrolling interests		(15.4)					(15.4)
Other comprehensive income (loss)	[1]	259.6				242.4	17.2
ENDING BALANCE at Jun. 30, 2010		6,138.6	57.8	5,005.4	834.4	(96.5)	337.5	(14.4)	(12.1)	(70.0)
ENDING BALANCE (in shares) at Jun. 30, 2010		705,903,511	705,903,511
Net income		65.9			12.6		53.3
Dividends declared		(96.3)			(67.4)		(28.9)
Share-based compensation		303.4		303.4
Mark-to-market of listed investments		28.8				28.8			28.8
Realized gain (loss) on disposal of listed investments		0.4				0.4			0.4
Exercise of employee share options (in shares)			751,630
Exercise of employee share options		4.4		4.4
Foreign exchange translation		629.7				629.7				629.7
Shares issued under the South African Equity Empowerment Transactions (in shares)			14,141,746
Shares issued under the South African Equity Empowerment Transactions		1.0	1.0
Other comprehensive income (loss)	[1]	658.9				658.9
Receipt of funds from noncontrolling interests		6.4					6.4
ENDING BALANCE at Dec. 31, 2010		7,082.3	58.8	5,313.2	779.6	562.4	368.3	(14.4)	17.1	559.7
ENDING BALANCE (in shares) at Dec. 31, 2010		720,796,887	720,796,887
Net income		953.0			881.5		71.5
Dividends declared		(211.1)			(174.9)		(36.2)
Share-based compensation		66.4		66.4
Mark-to-market of listed investments		(26.4)				(26.4)			(26.4)
Realized gain (loss) on disposal of listed investments		(12.8)				(12.8)			(12.8)
Impairment of listed investments		0.5				0.5			0.5
Exercise of employee share options (in shares)			3,794,629
Exercise of employee share options		6.5	0.3	6.2
Foreign exchange translation		(970.2)				(946.9)				(946.9)
Treasury shares		(11.3)	(0.1)	(11.2)
Treasury shares			(856,330)
Purchase of noncontrolling interests		(1,055.6)			(713.7)		(341.9)
Other comprehensive income (loss)	[1]	(1,008.9)				(985.7)	(23.2)
Receipt of funds from noncontrolling interests		31.0					31.0
ENDING BALANCE at Dec. 31, 2011		$ 5,852.3	$ 59.0	$ 5,374.6	$ 772.5	$ (423.2)	$ 69.5	$ (14.4)	$ (21.6)	$ (387.2)
ENDING BALANCE (in shares) at Dec. 31, 2011		723,735,186	723,735,186

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation